Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash, FDIC uninsured amount	$ 217,000
Useful life of finite-lived intangible assets	10 years	10 years	10 years
Research and development costs		$ 1,597,000	$ 25,000	$ 0
Computer Equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment useful life	5 years
Furniture and Fixtures [Member]
Property and equipment useful life	5 years